Interests in Resource Properties	12 Months Ended
Dec. 31, 2020
Interests in Resource Properties
Interests in Resource Properties

Note 13. Interests in Resource Properties

The Group’s interests in resource properties as at December 31, 2020 and 2019 comprised the following:

	2020	2019
Iron ore royalty interest	$211,350	$216,575
Hydrocarbon development and production assets	32,998	36,488
Exploration and evaluation assets – hydrocarbon probable reserves	12,367	12,367
Exploration and evaluation assets – hydrocarbon undeveloped lands	4,640	4,640
	$261,355	$270,070

The movements in the iron ore royalty interest and hydrocarbon development and production assets included in non-current assets during the year ended December 31, 2020 were as follows:

	Opening	Decommissioning	Ending
Costs	balance	obligations	balance
Iron ore royalty interest	$218,203	$—	$218,203
Hydrocarbon development and production assets	46,700	(946)	45,754
	$264,903	$(946)	$263,957

	Opening		Ending
Accumulated depreciation	balance	Additions	balance
Iron ore royalty interest	$1,628	$5,225	$6,853
Hydrocarbon development and production assets	10,212	2,544	12,756
	11,840	$7,769	19,609
Net book value	$253,063		$244,348

The movements in the iron ore royalty interest and hydrocarbon development and production assets included in non-current assets during the year ended December 31, 2019 were as follows:

	Opening	Decommissioning	Ending
Costs	balance	obligations	balance
Iron ore royalty interest	$218,203	$—	$218,203
Hydrocarbon development and production assets	45,533	1,167	46,700
	$263,736	$1,167	$264,903

	Opening		Ending
Accumulated depreciation	balance	Additions	balance
Iron ore royalty interest	$—	$1,628	$1,628
Hydrocarbon development and production assets	7,493	2,719	10,212
	7,493	$4,347	11,840
Net book value	$256,243		$253,063

The movements in exploration and evaluation assets presented as hydrocarbon probable reserves and undeveloped lands during the years ended December 31, 2020 and 2019 were as follows:

	2020		2019
	Probable	Undeveloped	Probable	Undeveloped
	reserves	lands	reserves	lands
Balance, beginning of year	$12,367	$4,640	$12,367	$4,640
Additions	—	—	—	—
Disposal	—	—	—	—
Balance, end of year	$12,367	$4,640	$12,367	$4,640

Iron ore royalty interest

The Group derives revenue from a mining sub-lease of the lands upon which the Scully iron ore mine is situated in the Province of Newfoundland and Labrador, Canada. The sub-lease commenced in 1956 and expires in 2055. The iron ore deposit is currently sub-leased to a third-party entity under certain lease agreements which will also expire in 2055. Pursuant and subject to the terms of the lease agreements, the Group collects royalty payments directly from a third-party operator based on a pre-determined formula, with a minimum payment of $3,250 per year which is deferred to contract liabilities under contracts with customers until earned as defined in the underlying lease agreements.

In 2015, the Group's interest in the iron ore mine was written down by $188,203 after its former operator commenced proceedings under the Companies' Creditors Arrangement Act (Canada) (the "CCAA") with respect to its Canadian operations and publicly disclosed that its assets comprising the mine will be included in any sales process. In 2017, a third party (the new operator) acquired the mine out of proceedings under the CCAA. In 2018, the new operator announced that it had completed the financing for the mining operations on the iron ore mine and planned to recommence the operations in the summer of 2019. As a result of these new developments, management re-assessed whether there was any indication that previously recognized impairments for the asset might no longer exist or might have decreased. Pursuant to the re-assessment study of which the future cash flows were discounted at 8.3% per annum on a pre-tax basis, management concluded that all of the previously recognized impairment loss of $188,203 be reversed in the year ended December 31, 2018. Management performed assessments on December 31, 2019 and 2020 utilizing the value-in-use methodology and concluded that there was no impairment at both year ends.

Hydrocarbon properties

The Group owns hydrocarbon properties in western Canada. The majority of such operations are located in the Deep Basin fairway of the Western Canada Sedimentary Basin. The Group’s hydrocarbon development and production assets include producing natural gas wells, non-producing natural gas wells, producing oil wells and non-producing oil wells, but do not include a land position that includes net working interests in undeveloped acreage and properties containing probable reserves only, both of which are included in exploration and evaluation assets.

The recoverable amounts of the Group’s hydrocarbon CGUs are determined whenever facts and circumstances provide impairment indicators. CGUs are mainly determined based upon the geographical region of the Group’s producing properties. An impairment is recognized if the carrying value of a CGU exceeds the recoverable amount for that CGU. The Group determines the recoverable amount by using the greater of fair value less cost to sell and the value-in-use. Value-in-use is generally the future cash flows expected to be derived from production of proven and probable reserves estimated by the Company's third party reserve evaluators. These third party reserve engineers take many data points and forecasts into consideration when estimating the value-in-use of the CGU, including best estimates of future natural gas prices, production based on current estimates of recoverable reserves and resources, exploration potential, future operating costs, non-expansionary capital expenditures and inflation.

On December 31, 2018, the Group performed an impairment assessment on its hydrocarbon properties utilizing a post-tax discount rate of 9.25% and the fair value less costs of disposal methodology and no impairments or reversals of impairments were recognized.

On December 31, 2019, the Group changed its valuation methodology for these assets to value-in-use from fair value less costs to sell and performed an impairment assessment on its hydrocarbon properties utilizing a pre-tax discount rate of 10.0% and no impairments or reversals of impairments were recognized. The Group changed to use the pre-tax discount rate in 2019 so as to conform with general practices in the industry. Numerous variables were utilized for this assessment, including price forecasts, production assumptions, inflation expectations, maintenance, decommissioning obligations and capital expenditure estimates, among others. Any change in these assumptions and variables could have an impact on the valuation of the asset.  If the discount rate had been 100 basis points higher, the Group's net loss would have been $388 higher in the year ended December 31, 2019.

On December 31, 2020, the Group followed the same valuation methodology of 2019 to perform a value-in-use measurement on its hydrocarbon properties utilizing a pre-tax discount rate of 10.0%. Management concluded that no impairments or reversals of impairments were recognized in 2020. If the discount rate had been 100 basis points higher, the Group's net income would have decreased by $4,599 in the year ended December 31, 2020.